Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	true
Amendment Description	Explanatory Note This proxy statement supplement (the “Supplement”) supplements and amends the definitive proxy statement on Schedule 14A (the “Proxy Statement”) filed with the Securities and Exchange Commission by Eastern Bankshares, Inc. (the “Company”) on March 27, 2025. Following the filing of the Proxy Statement, the Company determined that, due to a clerical error, the 2024 Summary Compensation Table included in the “Executive Compensation” section of the Proxy Statement inadvertently understated by $320,757 the grant date fair value of two stock awards the Company granted in 2024 to Denis K. Sheahan, the Company’s Chief Executive Officer (the “Grant Value Understatement”). Mr. Sheahan is not the Company’s Principal Executive Officer (PEO) but is a Named Executive Officer (NEO). Following the correction, the total grant date fair value of the two stock awards granted to Mr. Sheahan as shown in the 2024 Summary Compensation Table in the column titled “Stock Awards” increased from $530,309 to $851,066. (The table in the “Executive Compensation” section of the Proxy Statement titled “Grant of Plan-Based Awards” correctly disclosed the grant date fair value of each of those two stock awards.) The Grant Value Understatement carried over in two places in the Pay Versus Performance section of the Proxy Statement: (1) the 2024 amount under the column titled “Average SCT Total for Non-PEO NEOs” of $1,777,413 was understated by $64,151; and (2) in the supporting table titled “Adjustment from Summary Compensation Table for Non-PEO NEOs,” the line item “Deduction for amounts reported under the ‘Stock Awards’ column in the Summary Compensation Table” of $633,879 was understated by $64,151. This Supplement is being filed to correct the clerical error by (i) reproducing the impacted portions of the Summary Compensation Table, originally set forth on page 50 of the Proxy Statement, with changes to update the fiscal year 2024 information for Mr. Sheahan with respect to his “Stock Awards” and “Total” compensation amounts in the Summary Compensation Table, and (ii) as a result of the correction to the Summary Compensation Table, reproducing the impacted sections of the “Pay Versus Performance” section of the Proxy Statement, originally set forth on pages 62 and 65 of the Proxy Statement, with changes to increase the 2024 “Average SCT Total for Non-PEO NEOs” from $1,777,413 to $1,841,564, and to increase the “Deduction for amounts reported under the ‘Stock Awards’ column in the Summary Compensation Table” from $633,879 to $698,031. The corrected information provided below replaces the corresponding information originally included in the Proxy Statement in its entirety. Except as specifically discussed in this Explanatory Note, this Supplement does not otherwise modify or update any other disclosures presented in the Proxy Statement. This Supplement should be read with the Proxy Statement, and, from and after the date of this Supplement, any references to the “Proxy Statement” shall be deemed to include the Proxy Statement as amended by this Supplement. If you have already voted by Internet, telephone, or by mail, you do not need to take any action unless you wish to change your vote. Proxy voting instructions already returned by stockholders (via Internet, telephone, or mail) will remain valid and will be voted at the Annual Meeting unless revoked. Important information regarding how to vote your shares and revoke proxies already cast is available in the Proxy Statement under the caption “Voting and Additional Information.”
Entity Information [Line Items]
Entity Registrant Name	EASTERN BANKSHARES, INC.
Entity Central Index Key	0001810546